MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	$ (1,500,512)
Balance, end of year	(1,207,629)	$ (1,500,512)
Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(1,689,192)	(1,641,764)
Additions	57,848	53,477
Transfer from inventory to plant and equipment	232	1,056
Recoveries from BCMETC	(2,198)	(6,570)
Disposals	232,175	535
Lease modifications	(482)
Balance, end of year	(1,512,417)	(1,689,192)
Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	188,680	106,954
Depreciation and depletion	116,144	82,210
Disposals	(9)	(484)
Lease modifications	(27)
Balance, end of year	304,788	188,680
Mineral properties
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(715,819)
Balance, end of year	(657,992)	(715,819)
Mineral properties | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(808,689)	(812,627)
Transfer from construction in progress to mineral properties	3,651	2,127
Recoveries from BCMETC		(6,065)
Balance, end of year	(812,340)	(808,689)
Mineral properties | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	92,870	50,990
Depreciation and depletion	61,478	41,880
Balance, end of year	154,348	92,870
Construction in progress
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(25,378)
Balance, end of year	(40,868)	(25,378)
Construction in progress | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(25,378)	(9,183)
Additions	41,952	33,777
Transfer from construction in progress to plant and equipment	(22,772)	(15,430)
Transfer from construction in progress to mineral properties	(3,651)	(2,127)
Transfer from construction in progress to ROU assets	(39)	(25)
Balance, end of year	(40,868)	(25,378)
Plant and equipment
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(482,854)
Balance, end of year	(461,639)	(482,854)
Plant and equipment | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(573,247)	(555,168)
Additions	5,066	2,128
Transfer from construction in progress to plant and equipment	22,772	15,430
Transfer from inventory to plant and equipment	232	1,056
Disposals	26	535
Balance, end of year	(601,291)	(573,247)
Plant and equipment | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	90,393	55,922
Depreciation and depletion	49,268	34,955
Disposals	(9)	(484)
Balance, end of year	139,652	90,393
ROU assets
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(13,883)
Balance, end of year	(8,746)	(13,883)
ROU assets | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(19,300)	(12,779)
Additions	677	6,496
Transfer from construction in progress to ROU assets	39	25
Lease modifications	(482)
Balance, end of year	(19,534)	(19,300)
ROU assets | Accumulated depreciation and depletion
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	5,417	42
Depreciation and depletion	5,398	5,375
Lease modifications	(27)
Balance, end of year	10,788	5,417
Exploration and evaluation assets
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(262,578)
Balance, end of year	(38,384)	(262,578)
Exploration and evaluation assets | Cost
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Balance, beginning of year	(262,578)	(252,007)
Additions	10,153	11,076
Recoveries from BCMETC	(2,198)	(505)
Disposals	232,149
Balance, end of year	$ (38,384)	$ (262,578)